Other Operating Income and Expenses - Schedule of Other Operating Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income expense [abstract]
Provisions for assets received in lieu of payment	$ (16,132)	$ (14,472)	$ (9,463)
Maintenance expenses for assets received in lieu of payment	(1,301)	(714)	(596)
Subtotal	(17,433)	(15,186)	(10,059)
Provisions for contingencies
Other provisions for contingencies	(1,998)	(586)	(8,952)
Subtotals	(1,998)	(586)	(8,952)
Other expenses.
Loss on sale of property, plant and equipment	(307)	(1,099)	(71)
Credit card loyalty point benefits expenses	(14,306)	(13,238)	(26,303)
Operating loss expenses	(10,589)	(8,098)	(2,661)
Insurance expense (law 20,027)	(622)	(1,205)	(1,420)
Provision expense for recovered leased assets	(4,170)	(4,835)	(11,327)
Banking expenses	(2,450)	(3,482)	(2,184)
Fines and penalties	(13,110)	(2,025)	(880)
Loss on damaged assets	(2,311)	(2,026)	(962)
Other expenses	(903)	(10,550)	(6,896)
Subtotals	(48,768)	(46,558)	(52,704)
Totals	$ (68,199)	$ (62,330)	$ (71,715)